Consolidated Statements of Shareholders' Equity - USD ($) $ in Thousands	Total	Issued March 17, 2021 [Member]	Issued March 17, 2022 [Member]	Common Stock [Member]	Common Stock [Member] Issued March 17, 2021 [Member]	Common Stock [Member] Issued October 31, 2021 [Member]	Common Stock [Member] Issued March 17, 2022 [Member]	Common Stock [Member] Issued April 4, 2022 [Member]	Additional Paid-in Capital [Member]	Accumulated Other Comprehensive Loss [Member]	Retained Earnings [Member]	Noncontrolling Interest [Member]
Beginning Balance (in shares) at Dec. 31, 2020				55,893,618
Beginning Balance at Dec. 31, 2020	$ 942,395			$ 559					$ 593,254	$ (245)	$ 346,972	$ 1,855
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock (in shares)				21,202,671
Issuance of common stock	202,910			$ 212					202,698
Restricted shares issued (in shares)					85,263	15,000
Restricted shares issued		$ 1			$ 1
Restricted shares cancelled (in shares)				(16,123)
Net (loss)/income	(29,216)										(30,964)	1,748
Foreign currency translation	(8)									(8)
Share-based compensation plan	1,372								1,372
Ending Balance (in shares) at Dec. 31, 2021				77,180,429
Ending Balance at Dec. 31, 2021	1,117,454			$ 772					797,324	(253)	316,008	3,603
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Repurchase of common stock (in shares)				(459,665)
Repurchase of common stock	(5,485)			$ (4)							(5,481)
Restricted shares issued (in shares)							75,716	10,000
Restricted shares issued			$ 1				$ 1
Restricted shares cancelled (in shares)				(2,006)
Net (loss)/income	54,878										53,473	1,405
Foreign currency translation	(215)									(210)		(5)
Share-based compensation plan	864								864
Investment by non-controlling interest	$ 5,915											5,915
Ending Balance (in shares) at Dec. 31, 2022	76,804,474			76,804,474
Ending Balance at Dec. 31, 2022	$ 1,173,412			$ 769					798,188	(463)	364,000	10,918
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Repurchase of common stock (in shares)				(3,643,717)
Repurchase of common stock	(48,736)			$ (36)							(48,700)
Restricted shares issued (in shares)				47,829
Restricted shares issued	0
Net (loss)/income	86,872										82,255	4,617
Foreign currency translation	311									311
Share-based compensation plan	1,284								1,284
Investment by non-controlling interest	27,265											27,265
Dividend paid ($0.10 per share)	$ (7,334)										(7,334)
Ending Balance (in shares) at Dec. 31, 2023	73,208,586			73,208,586
Ending Balance at Dec. 31, 2023	$ 1,233,074			$ 733					$ 799,472	$ (152)	$ 390,221	$ 42,800